Organization and Operations (Details Narrative) (USD $)	9 Months Ended
	Jul. 31, 2012	Jan. 27, 2012	Jan. 13, 2012
Organization And Operations Details Narrative
Incorporation Date	Dec. 08, 2009
Ownership sold	100.00%
Consideration for sale of ownership	$ 1
Shares purchased by Mr. Hunter	6,000,000
Cash consideration for shares purchased	$ 30,000
Percentage of equity controlled		66.67%
Percentage of ownership transferred			100.00%